UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21622

Thrivent Cash Management Trust

(Exact name of registrant as specified in charter)

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Address of principal executive offices) (Zip code)

John D. Jackson,

Assistant Secretary

Thrivent Cash Management Trust

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-7190

Date of fiscal year end: October 31

Date of reporting period: October 31, 2019

Item 1.	Report to Stockholders

ANNUAL REPORT

OCTOBER 31, 2019

THRIVENT CASH MANAGEMENT TRUST

THRIVENT CASH MANAGEMENT TRUST

William D. Stouten, Portfolio Manager

Investment in Thrivent Cash Management Trust (the “Trust”) involves risks including credit, government securities, interest rate, Money Market fund, prepayment and redemption risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.

Thrivent Cash Management Trust (the “Trust”) seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity. The Trust qualifies as a government money market fund under the revised money market rules established by the Securities and Exchange Commission (SEC) that went into effect in October 2016. As a government money market fund, the Trust seeks to offer a stable $1.00 share price and is not required to impose redemption gates or liquidity fees. However, it must invest at least 99.5% of its total assets in government securities, cash and repurchase agreements collateralized by government securities. The Trust is also required to maintain a weighted average maturity (WAM) of not more than 60 days and a weighted average life (WAL) of not more than 120 days.

For the 12-month period ended October 31, 2019, the Trust earned a return of 2.30%. At the end of the reporting period, the net assets in the Trust totaled approximately $424 million and consisted of collateral from securities-lending activity. The Trust also ended the period with 100% of its net assets invested directly in U.S. government obligations or U.S. government-supported securities to comply with the revised guidelines for government money market funds. Within the portfolio, we continued to invest heavily in variable-rate demand notes (VRDNs), which represented more than 50% of net assets at the Trust’s fiscal year-end. Although VRDNs may have a longer final maturity, the ones held in the Trust can be put back to the issuer within seven days at par. In addition, their coupons reset weekly, which makes them a useful tool in reducing the Trust’s interest-rate sensitivity.

At period end, the Trust’s 30-day net yield was 1.92%, its WAL was 57 days, while its WAM remained very short at 10 days. We believe maintaining a short WAM is appropriate due to the volatility of securities-lending collateral. This positioning will help us lessen the price sensitivity of the portfolio to changes in interest rates. Our primary focus in managing the Trust continues to center on maintaining safety, liquidity and a $1.00 share price.

Portfolio Composition (% of Portfolio)
U.S. Government Agency Debt	68.5%
Investment Company	18.5%
U.S. Treasury Debt	13.0%

Total	100.0%

Thrivent Cash Management Trust

As of October 31, 2019*

7-Day Yield	1.90%
7-Day Yield Gross of Waivers	1.77%
7-Day Effective Yield	1.91%
7-Day Effective Yield Gross of Waivers	1.78%

Average Annual Total Returns**

For the Period Ended October 31, 2019	1- Year	5- Year	10- Year
Total Return	2.30%	1.03%	0.58%

*

Seven-day yields of the Thrivent Cash Management Trust refer to the income generated by an investment in the Trust over a specified seven-day period. Effective yields reflect the reinvestment of income. A yield gross of waivers represents what the yield would have been if the investment adviser were not waiving or reimbursing certain expenses. Yields are subject to daily fluctuation and should not be considered an indication of future results.

**

Annualized total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.

Past performance is not an indication of future results. Current performance may be lower or higher than the performance data quoted. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the Trust. Investors should read and consider carefully before investing. To obtain a prospectus, call 1-800-THRIVENT.

An investment in the Trust is not insured or guaranteed by the FDIC or any other government agency. Although the Trust seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Trust.

SHAREHOLDER EXPENSE EXAMPLE

(unaudited)

As a shareholder of the Trust, you incur ongoing costs, including management fees and other Trust expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2019 through October 31, 2019.

Actual Expenses

In the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid during Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

In the table below, the second line provides information about hypothetical account values and hypothetical expenses based on the Trust’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Trust’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Trust and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical example that appears in the shareholder reports of the other funds.

	Beginning Account Value 5/1/2019	Ending Account Value 10/31/2019	Expenses Paid During Period 5/1/2019 - 10/31/2019*	Annualized Expense Ratio
Thrivent Cash Management Trust
Actual	$1,000	$1,011	$0.25	0.05%
Hypothetical**	$1,000	$1,025	$0.26	0.05%

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.
**	Assuming 5% annualized total return before expenses.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Thrivent Cash Management Trust and Shareholders of Thrivent Cash Management Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Thrivent Cash Management Trust (the “Funds”) as of October 31, 2019, the related statement of operations for the year ended October 31, 2019, the statement of changes in net assets for each of the two years in the period ended October 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2019 collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of October 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2019 and the financial highlights for each of the five years in the period ended October 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2019 by correspondence with the custodian, transfer agent, and brokers. We believe that our audits provide a reasonable basis for our opinion.

December 19, 2019

We have served as the auditor of one or more investment companies in Thrivent Financial for Lutherans investment company complex since 1987.

PricewaterhouseCoopers LLP, 45 South Seventh Street, Suite 3400, Minneapolis, MN 55402

T: (612) 596 6000, F: (612) 373 7160, www.pwc.com/us

THRIVENT CASH MANAGEMENT TRUST

Schedule of Investments as of October 31, 2019

Shares	Investment Company (18.7%)	Value
	BlackRock Liquidity FedFund
$36,920,000	1.720%	$36,920,000
	Dreyfus Government Cash Management Fund
42,670,000	1.730%	42,670,000

	Total	79,590,000

Principal Amount	U.S. Government Agency Debt (69.3%)[a]	Value
	Federal Agricultural Mortgage Corporation
6,335,000	1.500%, 11/1/2019	6,335,000
2,035,000	1.860%, 1/2/2020	2,028,481
	Federal Farm Credit Bank
1,250,000	1.989% (LIBOR 1M + 0.050%), 2/10/2020[b]	1,250,265
5,000,000	1.940% (FEDL 1M + 0.120%), 2/18/2020[b]	5,001,041
2,290,000	1.789% (LIBOR 1M + -0.015%), 5/28/2020[b]	2,290,000
5,180,000	1.930% (FEDL 1M + 0.110%), 8/13/2020[b]	5,179,549
2,380,000	1.856% (LIBOR 1M + 0.010%), 8/19/2020[b]	2,378,881
5,000,000	1.891% (LIBOR 1M FLAT), 7/16/2021[b]	4,994,342
1,000,000	1.940% (LIBOR 1M FLAT), 8/9/2021[b]	998,223
	Federal Home Loan Bank
150,000	1.600%, 11/6/2019	149,967
1,245,000	1.550%, 11/8/2019	1,244,625
7,000,000	1.865% (SOFRRATE + 0.045%), 1/17/2020[b]	7,000,000
1,000,000	1.920% (SOFRRATE + 0.100%), 7/29/2020[b]	999,999
	Federal Home Loan Mortgage Corporation
500,000	2.023%, 11/19/2019	499,494
	Overseas Private Investment Corporation
14,957,264	2.030% (T-BILL 3M FLAT), 11/7/2019[b]	14,957,265
5,240,000	2.050% (T-BILL 3M FLAT), 11/7/2019[b]	5,240,000
45,295,000	2.050% (T-BILL 3M FLAT), 11/7/2019[b]	45,295,000
9,140,000	2.050% (T-BILL 3M + 0.070%), 11/7/2019[b]	9,140,000
42,850,279	2.050% (T-BILL 3M FLAT), 11/7/2019[b]	42,850,279
6,905,041	2.060% (T-BILL 3M FLAT), 11/7/2019[b]	6,905,041
6,285,590	2.060% (T-BILL 3M FLAT), 11/7/2019[b]	6,285,590
23,312,000	2.060% (T-BILL 3M FLAT), 11/7/2019[b]	23,312,000
65,518,875	2.060% (T-BILL 3M FLAT), 11/7/2019[b]	65,518,875
9,890,000	2.060% (T-BILL 3M FLAT), 11/7/2019[b]	9,890,000
4,478,500	2.060% (T-BILL 3M FLAT), 11/7/2019[b]	4,478,500
4,478,500	2.060% (T-BILL 3M FLAT), 11/7/2019[b]	4,478,500
6,269,900	2.060% (T-BILL 3M FLAT), 11/7/2019[b]	6,269,900

Principal Amount	U.S. Government Agency Debt (69.3%)[a]	Value
$6,269,900	2.060% (T-BILL 3M FLAT), 11/7/2019[b]	$6,269,900
2,100,000	2.980%, 11/13/2019	2,160,909
1,000,000	2.200%, 9/30/2020	1,001,896

	Total	294,403,522

Principal Amount	U.S. Treasury Debt (13.2%)[a]	Value
	U.S. Treasury Bills
12,000,000	1.910%, 12/26/2019	11,964,983
5,000,000	1.593%, 12/31/2019	4,987,614
5,000,000	1.855%, 3/26/2020	4,962,385
	U.S. Treasury Notes
8,000,000	1.670% (USBMMY 3M + 0.033%), 4/30/2020[b]	7,997,727
7,540,000	1.680% (USBMMY 3M + 0.043%), 7/31/2020[b]	7,537,414
12,390,000	1.752% (USBMMY 3M + 0.115%), 1/31/2021[b]	12,384,928
6,130,000	1.776% (USBMMY 3M + 0.139%), 4/30/2021[b]	6,129,828

	Total	55,964,879

	Total Investments (at amortized cost) 101.2%	$429,958,401

	Other Assets and Liabilities, Net (1.2)%	(5,125,128)

	Total Net Assets 100.0%	$424,833,273

a	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
b

Denotes variable rate securities. The rate shown is as of October 31, 2019. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

Reference Rate Index:

FEDL 1M	-	Federal Funds 1 Month Rate
LIBOR 1M	-	ICE Libor USD Rate 1 Month
SOFRRATE	-	Secured Overnight Financing Rate
T-BILL 3M	-	U. S. Treasury Bill Rate 3 Month
USBMMY 3M	-	U. S. Treasury Bill Rate 3 Month Money Market Yield

Cost for federal income tax purposes $429,958,407

The accompanying Notes to Financial Statements are an integral part of this schedule.

5

THRIVENT CASH MANAGEMENT TRUST

Schedule of Investments as of October 31, 2019

Fair Valuation Measurements

The following table is a summary of the inputs used, as of October 31, 2019, in valuing Cash Management Trust’s assets carried at fair value or amortized cost, which approximates fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Investment Company	79,590,000	79,590,000	–	–
U.S. Government Agency Debt	294,403,522	–	294,403,522	–
U.S. Treasury Debt	55,964,879	–	55,964,879	–

Total Investments at Amortized Cost	$429,958,401	$79,590,000	$350,368,401	$–

There were no significant transfers between Levels during the period ended October 31, 2019. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Financial Statements are an integral part of this schedule.

THRIVENT CASH MANAGEMENT TRUST

Statement of Assets and Liabilities

As of October 31, 2019	Cash Management Trust

Assets
Investments at cost	$429,958,401
Investments in unaffiliated securities at value	429,958,401	*
Cash	6,490,146
Dividends and interest receivable	530,330
Prepaid expenses	2,396
Prepaid trustee fees	1,085
Receivable for:
Expense reimbursements	14,914
Total Assets	436,997,272

Liabilities
Distributions payable	664,271
Accrued expenses	12,151
Payable for:
Investments purchased	11,472,310
Investment advisory fees	15,267
Commitments and contingent liabilities^	–
Total Liabilities	12,163,999

Net Assets
Capital stock (beneficial interest)	424,828,093
Distributable earnings/(accumulated loss)	5,180
Total Net Assets	$424,833,273
Shares of beneficial interest outstanding	424,828,093
Net asset value per share	$1.00

*	Securities held by this Trust are valued on the basis of amortized cost, which approximates market value.
^	Commitments and contingent liabilities accrual. Additional information can be found in the accompanying Notes to Financial Statements.

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT CASH MANAGEMENT TRUST

Statement of Operations

For the year ended October 31, 2019	Cash Management Trust
Investment Income
Dividends	$901,998
Interest	10,758,090
Total Investment Income	11,660,088
Expenses
Adviser fees	224,907
Administrative service fees	90,000
Audit and legal fees	35,682
Custody fees	25,956
Insurance expenses	5,716
Printing and postage expenses	6,540
Transfer agent fees	30,000
Trustees’ fees	7,095
Pricing service fees	3,041
Other expenses	7,495
Total Expenses Before Reimbursement	436,432
Less:
Reimbursement from adviser	(186,612)
Total Net Expenses	249,820
Net Investment Income/(Loss)	11,410,268
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments	20,573
Net Realized and Unrealized Gains/(Losses)	20,573

Net Increase/(Decrease) in Net Assets Resulting From Operations	$11,430,841

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT CASH MANAGEMENT TRUST

Statement of Changes in Net Assets

	Cash Management Trust
For the periods ended	10/31/2019	10/31/2018
Operations
Net investment income/(loss)	$11,410,268	$9,213,509
Net realized gains/(losses)	20,573	(14,498)
Net Change in Net Assets Resulting From Operations	11,430,841	9,199,011
Distributions to Shareholders
From net investment income/net realized gains	(11,410,268)	(9,213,509)

Total Distributions to Shareholders	(11,410,268)	(9,213,509)

Capital Stock Transactions
Sold	5,543,611,068	5,871,139,521
Redeemed	(5,658,070,552)	(6,074,459,386)

Total Capital Stock Transactions	(114,459,484)	(203,319,865)

Net Increase/(Decrease) in Net Assets	(114,438,911)	(203,334,363)
Net Assets, Beginning of Period	539,272,184	742,606,547
Net Assets, End of Period	$424,833,273	$539,272,184

Capital Stock Share Transactions
Sold	5,543,611,068	5,871,139,521
Redeemed	(5,658,070,552)	(6,074,459,386)

Total Capital Stock Share Transactions	(114,459,484)	(203,319,865)

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT CASH MANAGEMENT TRUST

NOTES TO FINANCIAL STATEMENTS

October 31, 2019

(1) ORGANIZATION

Thrivent Cash Management Trust (the “Trust”) was organized as a Massachusetts Business Trust on August 4, 2004 and is registered as an open-end management investment company under the Investment Company Act of 1940. The Trust is established solely for investment by other Thrivent entities. The Trust serves as an investment vehicle for cash collateral posted in exchange for loaned securities of mutual funds sponsored by Thrivent Financial for Lutherans, the Trust’s investment adviser (“Thrivent Financial” or the “Adviser”), and its affiliates. The Trust has entered into a Securities Lending Agreement with Goldman Sachs Bank USA doing business as Goldman Sachs Agency Lending (“GSAL”). GSAL serves as the lending agent to this securities lending program.

The Trust is an investment company which follows the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 – Financial Services – Investment Companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that provide general damage clauses. The Trust’s maximum exposure under these contracts is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects the risk of loss to be remote.

(2) SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments – Securities are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. Investments in open-ended mutual funds are valued at their net asset value at the close of each business day. The Adviser follows procedures designed to help maintain a constant net asset value of $1.00 per share.

In accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), the various inputs used to determine the fair value of the Trust’s investments are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities, typically categorized in this level are U.S. equity securities, futures and options. Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically categorized in this level are fixed income securities, international securities, swaps and forward contracts. Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments.

Federal Income Taxes – No provision has been made for income taxes because The Trust’s policy is to qualify as a regulated investment company under the Internal Revenue Code and distribute substantially all investment company taxable income and net capital gain on a timely basis. It is also the intention of The Trust to distribute an amount sufficient to avoid imposition of any federal excise tax. The Trust, accordingly, anticipates paying no federal taxes and no federal tax provision was recorded.

GAAP requires management of the Trust (i.e., the Adviser) to make additional tax disclosures with respect to the tax effects of certain income tax positions, whether those positions were taken on previously filed tax returns or are expected to be taken on future returns. These positions must meet a “more likely than not” standard that, based on the technical merits of the position, would have a greater than 50 percent likelihood of being sustained upon examination. In evaluating whether a tax position has met the more-likely-than-not recognition threshold, the Adviser must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information.

The Adviser analyzed all open tax years, as defined by the statute of limitations, for all major jurisdictions. Open tax years are those that are open for examination by taxing authorities. Major jurisdictions for the Trust include U.S. Federal, Minnesota, Wisconsin, and Massachusetts as well as certain foreign countries. As of October 31, 2019, open U.S. Federal, Minnesota, Wisconsin and Massachusetts tax years include the tax years ended October 31, 2016 through 2019. Additionally, as of October 31, 2019, the tax year ended October 31, 2015 is open for Wisconsin. The Trust has no examinations in progress and none are expected at this time.

As of October 31, 2019, the Adviser has reviewed all open tax years and major jurisdictions and concluded that there is no effect to the Trust’s tax liability, financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits related to uncertain income tax positions taken or expected to be taken in future tax returns. The Trust is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

Expenses and Income – Estimated expenses are accrued daily. The Trust is charged for those expenses that are directly attributable to it. Expenses that are not directly attributable to the Trust are allocated among all appropriate affiliated mutual funds in proportion to their respective net assets or number of shareholder accounts, or other reasonable basis. Interest income is recorded daily on all debt securities, as is accretion of market discount, original issue discount and amortization of premium. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash income, if any, is recorded at the fair market value of the securities received.

THRIVENT CASH MANAGEMENT TRUST

NOTES TO FINANCIAL STATEMENTS

October 31, 2019

Distributions to Shareholders – Net investment income is distributed to each shareholder as a dividend. Dividends from the Trust are declared daily and distributed monthly. Distributions from net long-term capital gains, if any, will be made at least annually.

Loan Commitments – The Trust may enter into loan commitments, which generally have interest rates which are reset daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders. Loan commitments often require prepayments from excess cash flows or allow the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. Therefore, the remaining maturity may be considerably less than the stated maturity shown in the Schedule of Investments.

All or a portion of these loan commitments may be unfunded. The Trust is obligated to fund these commitments at the borrower’s discretion. Therefore, the Trust must have funds sufficient to cover its contractual obligation. These unfunded loan commitments, which are marked to market daily, are presented in the Schedule of Investments. During the year ended October 31, 2019, the Trust did not engage in these types of investments.

Loss Contingencies – In the event of adversary action proceedings where the Trust is a defendant, a loss contingency will not be accrued as a liability until the amount of potential damages and the likelihood of loss can be reasonably estimated.

Accounting Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

Recent Accounting Pronouncements –

Premium Amortization on Purchased Callable Debt Securities

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 which updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, from the maturity date to the earliest call date. The update applies to securities with explicit, non-contingent call features that are callable at fixed prices and on preset dates. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Early adoption of these amendments is allowed. As such management has adopted the amendments as of the beginning of this fiscal period. Management has evaluated the implications of this guidance and the impact to the financial statement amounts and footnote disclosures and has determined there are no material impacts.

Fair Value Measurement (Topic 820)

In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2018-13 Fair Value Measurement (Topic 820). ASU No. 2018-13 updates the disclosure requirements on fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and the interim periods within those fiscal years, beginning after December 15, 2019. At this time, management is evaluating the implications of this guidance and the impact it will have to financial statement amounts and footnote disclosures.

Other – For financial statement purposes, investment security transactions are accounted for on the trade date. Realized gains or losses on sales are determined on a specific cost identification basis, which is the same basis used for federal income tax purposes.

(3) FEES AND COMPENSATION PAID TO AFFILIATES

Investment Advisory Fees – The Trust pays Thrivent Financial a fee for its advisory services. The annual rate of fees under the Investment Advisory Agreement is calculated at 0.045% of the average daily net assets of the Trust.

The Adviser has agreed to voluntarily reimburse the Trust for all expenses in excess of 0.05% of average daily net assets. This voluntary expense reimbursement may be discontinued by the Adviser at any time.

Other Fees – The Trust has entered into an administration and accounting services agreement with Thrivent Financial pursuant to which Thrivent Financial provides certain administrative and accounting personnel and services. The Trust pays an annual fixed fee to Thrivent Financial. These fees are accrued daily and paid monthly. For the year ended October 31, 2019, Thrivent Financial received aggregate fees for administrative and accounting personnel and services of $90,000 from the Trust.

THRIVENT CASH MANAGEMENT TRUST

NOTES TO FINANCIAL STATEMENTS

October 31, 2019

The Trust has entered into an agreement with Thrivent Financial Investor Services Inc. (“Thrivent Investor Services”) to provide transfer agency services necessary to the Trust. These fees are accrued daily and paid monthly. For the year ended October 31, 2019, Thrivent Investor Services received $30,000 for transfer agent services from the Trust.

Each Trustee who is not affiliated with the Adviser receives an annual fee from the Trust for services as a Trustee and is eligible to participate in a deferred compensation plan with respect to these fees. Participants in the plan may designate their deferred Trustee’s fees as if invested in a series of the Thrivent Mutual Funds, except for Money Market Fund as it is not eligible for the deferral plan. The value of each participant’s deferred compensation account will increase or decrease as if it were invested in shares of a particular series of Thrivent Mutual Funds. Each participant’s fees as well as the change in value are included in Trustee fees in the Statement of Operations. The deferred fees remain in the appropriate series of Thrivent Mutual Funds until distribution in accordance with the plan. The Payable for trustee deferred compensation, located in the Statement of Assets and Liabilities, is unsecured.

Those trustees not participating in the above plan received $7,068 in fees from the Trust during the year ended October 31, 2019. In addition, the Trust reimbursed unaffiliated Trustees for reasonable expenses incurred in relation to attendance at the meetings and industry conferences.

Certain officers and non-independent Trustees of the Trust are officers and directors of Thrivent Asset Mgt., Thrivent Investor Services and Thrivent Distributors, LLC.; however they receive no compensation from the Trust. Affiliated employees and board consultants are reimbursed for reasonable expenses incurred in relation to board meeting attendance.

Acquired Fund Fees and Expenses – The Trust may invest in other mutual funds. Fees and expenses of those underlying funds are not included in the Trust’s expense ratio. The Trust indirectly bears its proportionate share of the annualized weighted average expense ratio for the underlying funds in which it invests.

(4) FEDERAL INCOME TAX INFORMATION

During the year ended October 31, 2019 and the year ended October 31, 2018 the Trust distributed $11,410,243 and $9,213,509 from ordinary income, respectively. During the year ended October, 31, 2019, the Trust distributed $25 from long-term gains. The Trust did not distribute any long-term gains during the year ended October 31, 2018. At October, 31, 2019, undistributed ordinary income for tax purposes was $5,186.

(5) RELATED PARTY TRANSACTIONS

As of October 31, 2019, related parties held 100% of the outstanding shares of the Trust. Subscription and redemption activity by concentrated accounts may have a significant effect on the operation of the Trust. In the case of a large redemption, the Trust may be forced to sell investments at inopportune times, resulting in additional losses for the Trust and a portfolio with a higher percentage of less liquid or illiquid securities.

(6) SUBSEQUENT EVENTS

Management of the Trust has evaluated the impact of subsequent events through the date the financial statements were issued, and, except as already included in the Notes to Financial Statements, has determined that no additional items require disclosure.

(7) SIGNIFICANT RISKS

Credit Risk – Credit risk is the risk that an issuer of a debt security to which the Portfolio is exposed may no longer be able or willing to pay its debt. As a result of such an event, the debt security may decline in price and affect the value of the Portfolio.

Government Securities Risk – The Portfolio invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as Federal Home Loan Bank, Ginnie Mae, Fannie Mae or Freddie Mac securities). Securities issued or guaranteed by Federal Home Loan Banks, Ginnie Mae, Fannie Mae or Freddie Mac are not issued directly by the U.S. government. Ginnie Mae is a wholly owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest of its securities. By contrast, securities issued or guaranteed by U.S. government-related organizations such as Federal Home Loan Banks, Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law. In addition, the value of U.S. government securities may be affected by changes in the credit rating of the U.S. government.

Interest Rate Risk – A weak economy, strong equity markets, or changes by the Federal Reserve to its monetary policies may cause short-term interest rates to increase and affect the Portfolio’s ability to maintain a stable share price.

Money Market Fund Risk – You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Portfolio is

THRIVENT CASH MANAGEMENT TRUST

NOTES TO FINANCIAL STATEMENTS

October 31, 2019

not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Portfolio’s sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time.

Prepayment Risk – Mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying securities, including the conversion, prepayment or redemption of the investments. If the principal payment on the underlying asset is repaid faster than the holder of the mortgage-backed or asset-backed security anticipates, the price of the security may fall, especially if the holder must reinvest the repaid principal at lower rates. When people start prepaying the principal on the collateral underlying a collateralized mortgage obligation (“CMOs”) (such as mortgages underlying a CMO), for example, some classes may retire substantially earlier than the stated maturity or final distribution dates.

Redemption Risk – The Portfolio may need to sell portfolio securities to meet redemption requests. The Portfolio could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Portfolio shares, (ii) a disruption in the normal operation of the markets in which the Portfolio buys and sells portfolio securities or (iii) the inability of the Portfolio to sell portfolio securities because such securities are illiquid. In such events, the Portfolio could be forced to sell securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. Although the Portfolio does not have the ability to impose liquidity fees or temporarily suspend redemptions, the Portfolio may delay the payment of redemption proceeds or suspend redemptions during its liquidation when permitted by applicable regulations.

THRIVENT CASH MANAGEMENT TRUST

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD *

		Income From Investment Operations			Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments
CASH MANAGEMENT TRUST
Year Ended 10/31/2019	$1.00	$0.02	$0.00	$0.02	$(0.02)	$–
Year Ended 10/31/2018	1.00	0.02	0.00	0.02	(0.02)	–
Year Ended 10/31/2017	1.00	0.01	0.00	0.01	(0.01)	0.00
Year Ended 10/31/2016	1.00	0.00	0.00	–	0.00	–
Year Ended 10/31/2015	1.00	0.00	0.00	–	0.00	–

(a)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of portfolio shares.
(b)	Total investment return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year.
*	All per share amounts have been rounded to the nearest cent.
**	Computed on an annualized basis for periods less than one year

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT CASH MANAGEMENT TRUST

FINANCIAL HIGHLIGHTS—CONTINUED

RATIOS/SUPPLEMENTAL DATA

				Ratio to Average Net Assets**		Ratio to Average Net Assets Before Expenses Waived, Credited or Acquired Fund Fees and Expenses**
Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate
$ (0.02)	$1.00	2.30%	$424.8	0.05%	2.28%	0.09%	2.25%	N/A
(0.02)	1.00	1.70%	539.3	0.05%	1.66%	0.08%	1.63%	N/A
(0.01)	1.00	0.80%	742.6	0.05%	0.80%	0.08%	0.77%	N/A
0.00	1.00	0.31%	657.6	0.05%	0.27%	0.06%	0.26%	N/A
0.00	1.00	0.07%	2,255.8	0.05%	0.07%	0.06%	0.06%	N/A

The accompanying Notes to Financial Statements are an integral part of this statement.

ADDITIONAL INFORMATION

(Unaudited)

PROXY VOTING

The policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities are attached to the Trust’s Statement of Additional Information. The Trust files a report of how it voted proxies relating to portfolio securities on Form N-PX with the SEC. You may request a free copy of the Statement of Additional Information or the report of how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 29 by calling 800-847-4836. You also may review the Statement of Additional Information or the report of how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 29 at SEC.gov.

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

Through April 2019, the Trust filed its Schedule of Investments on Form N-Q with the SEC for the first and third quarters of each fiscal year. Beginning April 2019, the Trust will no longer file Form N-Q but will continue filing Form N-MFP with the SEC. Form N-MFP is filed monthly and includes a discloser of portfolio holdings. The Trust’s most recent Schedule of Investments may be requested by calling 800-847-4836 or at SEC.gov. You also may review and copy the Forms N-MFP and N-Q for the Trust at the SEC’s Public Reference Room in Washington, DC. You may get information about the operation of the Public Reference Room by calling 800-SEC-0330.

SHAREHOLDER NOTIFICATION OF FEDERAL TAX INFORMATION

Pursuant to IRC 852(b)(3) of the Internal Revenue Code, the Trust hereby designates $25 as long-term capital gains distributed during the year ended October 31, 2019, or if subsequently determined to be different, the net capital gain of such year.

BOARD OF TRUSTEES AND OFFICERS

The following table provides information about the Trustees and Officers of the Trust. The Board is responsible for the management and supervision of the Trust’s business affairs and for exercising all powers except those reserved to the shareholders. Each Trustee oversees the Trust and also serves as:

•	Trustee of Thrivent Mutual Funds, a registered investment company consisting of 23 funds that offer Class A and Class S shares.

•

Director of Thrivent Series Fund, Inc., a registered investment company consisting of 29 funds that serve as underlying funds for variable contracts issued by Thrivent Financial and separate accounts of insurance companies not affiliated with Thrivent Financial.

•	Trustee of Thrivent Core Funds, a registered investment company consisting of four funds that are established solely for investment by Thrivent entities.

David Royal also serves as Trustee of Thrivent Church Loan and Income Fund, a closed-end registered investment company for which the Adviser serves as investment adviser. None of the other Trustees serves on the board of the Thrivent Church Loan and Income Fund.

The Trust, Thrivent Series Fund, Inc., Thrivent Mutual Funds, Thrivent Core Funds, and Thrivent Church Loan and Income Fund are referred to herein as the “Fund Complex.” The Statement of Additional Information includes additional information about the Trustees and is available, without charge, by calling 800-847-4836.

Interested Trustees (1)(2)(3)(4)

Name (Year of Birth) Year Elected	Principal Occupation(s) and Directorships of Public Companies and Other Investment Companies During the Past Five Years

David S. Royal (1971) 2015	Senior Vice President, Chief Investment Officer, Thrivent Financial since 2017; VP, President, Mutual Funds, Thrivent Financial from 2015 to 2017; Vice President and Deputy General Counsel, Thrivent Financial from 2006 to 2015. Currently, Director of Children’s Cancer Research Fund and Board member of Twin Bridge Capital Partners; Director of Fairview Hospital Foundation until 2017.

Russell W. Swansen (1957) 2009	Retired; Senior Vice President and Chief Investment Officer, Thrivent Financial from 2003 to 2017. Board member of Twin Bridge Capital Partners, a registered investment advisory firm, since 2005.

Independent Trustees (2)(3)(4)(5)

Name (Year of Birth) Year Elected	Principal Occupation(s) and Directorships of Public Companies and Other Investment Companies During the Past Five Years

Janice B. Case (1952) 2011	Retired. Independent Trustee of North American Electric Reliability Corporation (the electric reliability organization (“ERD”) for North America) since 2008.

Robert J. Chersi (1961) 2017	Founder of Chersi Services LLC (consulting firm) since 2014; Executive Director of Center for Global Governance, Reporting & Regulation and Adjunct Professor of Finance and Economics at Pace University since 2013; Helpful Executive in Reach in the Department of Accounting & Information Systems at Rutgers University since 2013. Director and member of the Audit and Risk Oversight Committees of E*TRADE Financial Corporation and Director of E*TRADE Bank since 2019; Lead Independent Director since 2019 and Director and Audit Committee Chair at Brightsphere Investment Group plc since 2016.

Marc S. Joseph (1960) 2011	Managing Director of Granite Ridge LLP (consulting and advisory firm) since 2009; Managing Director of Triangle Crest (private investing and consulting firm) since 2004.

Paul R. Laubscher (1956) 2009	Portfolio Manager for U.S. private real estate and private equity portfolios of IBM Retirement Funds.

James A. Nussle (1960) 2011	President and Chief Executive Officer of Credit Union National Association since September 2014; President and Chief Operating Officer of Growth Energy (trade association) from 2010 through August 2014; Director of Portfolio Recovery Associates (PRAA) since 2010; CEO of The Nussle Group LLC (consulting firm) since 2009. Advisory Board member of AVISTA Capital Partners (private equity firm) from 2010 to 2015.

BOARD OF TRUSTEES AND OFFICERS

Independent Trustees (2)(3)(4)(5)

Name (Year of Birth) Year Elected	Principal Occupation(s) and Directorships of Public Companies and Other Investment Companies During the Past Five Years

Verne O. Sedlacek (1954) 2017	Chief Executive Officer of E&F Advisors LLC (consulting) since 2015; President & Chief Executive Officer of the Commonfund from 2003 to 2015. Trustee of Valparaiso University since 2015; Trustee of Museum of American Finance since 2015; Chairman of the Board of Directors of AGB Institutional Strategies from 2016 to 2019; Director of Association of Governing Boards of Universities and Colleges from 2007 to 2019.

Constance L. Souders (1950) 2007	Retired.

BOARD OF TRUSTEES AND OFFICERS

Executive Officers (2)(4)

Name (Year of Birth) Position Held With Trust	Principal Occupation(s) During the Past Five Years
David S. Royal (1971) Trustee, President and Chief Investment Officer	Senior Vice President, Chief Investment Officer, Thrivent Financial since 2017; VP, President, Mutual Funds, Thrivent Financial from 2015 to 2017; Vice President and Deputy General Counsel, Thrivent Financial from 2006 to 2015.

Gerard V. Vaillancourt (1967) Treasurer and Principal Accounting Officer	Vice President and Mutual Funds Chief Financial Officer, Thrivent Financial since 2017; Vice President, Mutual Fund Accounting, Thrivent Financial from 2006 to 2017.

Michael W. Kremenak (1978) Secretary and Chief Legal Officer	Vice President, Thrivent Financial since 2015; Senior Counsel, Thrivent Financial from 2013 to 2015.

Edward S. Dryden (1965) Chief Compliance Officer	Vice President, Chief Compliance Officer - Thrivent Funds, Thrivent Financial since 2018; Director, Chief Compliance Officer - Thrivent Funds, Thrivent Financial from 2010 to 2018.

Monica L. Kleve (1969) Vice President	Vice President, Investment Operations, Thrivent Financial since 2019; Director, Investments Systems and Solutions, Thrivent Financial since 2002.

Kathleen M. Koelling (1977) Privacy Officer (6)	Vice President, Deputy General Counsel, Thrivent Financial since 2018; Vice President, Managing Counsel, Thrivent Financial from 2016 to 2018; Privacy Officer, Thrivent Financial since 2011; Anti-Money Laundering Officer, Thrivent Financial from 2011 to 2019; Senior Counsel, Thrivent Financial from 2002 to 2016.

Sharon K. Minta (1973) Anti-Money Laundering Officer (6)	Director, Compliance, Anti-Money Laundering Officer and Manager of Identity Theft and Customer Fraud/Special Investigations Unit, Thrivent Financial since 2019; Compliance Manager, Anti-Money Laundering, Customer Fraud/Special Investigations Unit and Identity Theft programs, Thrivent Financial from 2014 to 2019.

Kathryn A. Stelter (1962) Vice President	Vice President, Mutual Funds Chief Operations Officer, Thrivent Financial since 2017; Director, Mutual Fund Operations, Thrivent Financial from 2014 to 2017; Director, Mutual Fund Operations at Hartford Funds from 2006 to 2014.

Troy A. Beaver (1967) Vice President	Vice President, Mutual Funds Marketing & Distribution, Thrivent Financial since 2015; Vice President, Marketing, American Century Investments from 2006 to 2015.

Jill M. Forte (1974) Assistant Secretary	Senior Counsel, Thrivent Financial since 2017; Counsel, Thrivent Financial from 2015 to 2017; Associate Counsel, Ameriprise Financial, Inc. from 2013 to 2015.

John D. Jackson (1977) Assistant Secretary	Senior Counsel, Thrivent Financial since 2017; Associate General Counsel, RBC Global Asset Management (US) Inc. from 2011 to 2017.

Sarah L. Bergstrom (1977) Assistant Treasurer	Head of Mutual Fund Accounting, Thrivent Financial since 2017; Director, Fund Accounting Administration, Thrivent Financial from 2007 to 2017.

(1)

“Interested person” of the Trust as defined in the 1940 Act by virtue of a position with Thrivent Financial. Mr. Royal is considered an interested person because of his principal occupation with Thrivent Financial. Mr. Swansen is considered an interested person because of his past occupation with Thrivent Financial.

(2)

Each Trustee generally serves an indefinite term until her or his successor is duly elected and qualified. Officers serve at the discretion of the Board until their successors are duly appointed and qualified.

(3)	Each Trustee, other than Mr. Royal, oversees 57 portfolios. Mr. Royal oversees 58 portfolios.
(4)	The address for each Trustee and Officer unless otherwise noted is 625 Fourth Avenue South, Minneapolis, MN 55415.
(5)	The Trustees, other than Mr. Royal and Mr. Swansen, are not “interested persons” of the Trust and are referred to as “Independent Trustees.”
(6)	The address for this Officer is 4321 North Ballard Road, Appleton, WI 54913.

(This page intentionally left blank)

This report is submitted for the information of shareholders of Thrivent Cash Management Trust. It is not authorized

for distribution to prospective investors unless preceded or accompanied by the current prospectus for Thrivent Cash

Management Trust, which contains more complete information

about the Trust, including investment objectives, risks, charges and expenses.

Item 2.	Code of Ethics

As of the end of the period covered by this report, registrant has adopted a code of ethics (as defined in Item 2 of Form N-CSR) applicable to registrant’s Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. No waivers were granted to such code of ethics during the period covered by this report. A copy of this code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.	Audit Committee Financial Expert

Registrant’s Board of Trustees has determined that Robert J. Chersi, an independent trustee, is the Audit Committee Financial Expert.

Item 4.	Principal Accountant Fees and Services

(a)	Audit Fees

The aggregate fees billed by registrant’s independent public accountants, PricewaterhouseCoopers LLP (“PwC”), for each of the last two fiscal years for professional services rendered in connection with the audit of registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $35,396 for the year ended October 31, 2018 and $18,600 for the year ended October 31, 2019.

(b)	Audit-Related Fees

The aggregate fees PwC billed to registrant for each of the last two fiscal years for assurance and other services that are reasonably related to the performance of registrant’s audit and are not reported under Item 4(a) were $0 for the year ended October 31, 2018 and $0 for the year ended October 31, 2019. The aggregate fees PwC billed to registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser for assurance and other services directly related to the operations and financial reporting of registrant were $3,515 for the year ended October 31, 2018 and $29,000 for the year ended October 31, 2019. The 2018 payments were for review of SEC comment letter. The 2019 payments were for Thrivent Municipal Bond Fund amortization review.

(c)	Tax Fees

The aggregate tax fees PwC billed to registrant for each of the last two fiscal years for tax compliance, tax advice and tax planning services were $2,755 for the year ended October 31, 2018 and $6,425 for the year ended October 31, 2019. These fees include payment for tax return compliance services, excise distribution review services, and other tax related matters. The aggregate tax fees PwC billed to registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser for services directly related to the operations and financial reporting of registrant were $0 for the year ended October 31, 2018 and $0 for the year ended October 31, 2019.

(d)	All Other Fees

The aggregate fees PwC billed to registrant for each of the last two fiscal years for products and services provided, other than the services reported in paragraphs (a) through (c) of this item, were $0 for the years ended October 31, 2018 and October 31, 2019. The aggregate fees PwC billed to registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser for products and services provided, other than the services reported in paragraphs (a) through (c) of this item, were $23,550 for the year ended October 31, 2018 and $14,220 for the year ended October 31, 2019. The 2018 and 2019 payments were for access to a PwC-sponsored online library that provides interpretive guidance regarding U.S. and foreign accounting standards and for fees related to the merger of certain series of Thrivent Mutual Funds and/or certain series of Thrivent Series Fund, Inc. These figures are also reported in response to item 4(g) below.

(e)

Registrant’s audit committee charter provides that the audit committee (comprised of the independent Trustees of registrant) is responsible for pre-approval of all auditing services performed for the registrant. The audit committee also is responsible for pre-approval (subject to the de minimis exceptions for non-audit services described in Section 10A(i)(1)(B) of the Securities Exchange Act of 1934) of all non-auditing services performed for the registrant or an affiliate of registrant. In addition, registrant’s audit committee charter permits a designated member of the audit committee to pre-approve, between meetings, one or more audit or non-audit service projects, subject to an expense limit and notification to the audit committee at the next committee meeting. Registrant’s audit committee pre-approved all fees described above that PwC billed to registrant.

(f)

Less than 50% of the hours billed by PwC for auditing services to registrant for the fiscal year ended October 31, 2019 were for work performed by persons other than full-time permanent employees of PwC.

(g)

The aggregate non-audit fees billed by PwC to registrant and to registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser for the fiscal years ending October 31, 2018 and October 31, 2019 were $23,550 and $14,220 respectively. These figures are also reported in response to item 4(d) above.

(h)

Registrant’s audit committee has considered the non-audit services provided to the registrant and registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser as described above and determined that these services do not compromise PwC’s independence.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Investments

(a)	Registrant’s Schedule of Investments is included in the report to shareholders filed under Item 1.

(b)	Not applicable to this filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to registrant’s board of trustees implemented after the registrant last provided disclosure in response to this Item.

Item 11.	Controls and Procedures

(a) Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable

Item 13.	Exhibits

(a)(1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: See EX-99.CODE attached hereto.

(a)(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(a)(4)	Change in the registrant’s independent public accountant: Not applicable

(b)

If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See EX-99.906CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: December 30, 2019	THRIVENT CASH MANAGEMENT TRUST

	By:	/s/ David S. Royal
David S. Royal
President and Chief Investment Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: December 30, 2019	By:	/s/ David S. Royal
David S. Royal
President and Chief Investment Officer
(principal executive officer)

Date: December 30, 2019	By:	/s/ Gerard V. Vaillancourt
Gerard V. Vaillancourt
Treasurer and Principal Accounting Officer
(principal financial officer)